First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 5.5%
963,317	Cisco Systems, Inc.	$74,204,308
106,571	Ituran Location and Control Ltd.	4,583,619
200,492	Motorola Solutions, Inc.	76,852,593
2,340,972	Nokia Oyj, ADR	15,146,089
1,508,222	Telefonaktiebolaget LM Ericsson, ADR	14,554,342
30,616	Ubiquiti, Inc.	16,941,364
		202,282,315
	Diversified Telecommunication Services — 9.5%
2,848,486	AT&T, Inc.	70,756,392
85,443	Chunghwa Telecom Co., Ltd., ADR	3,563,828
1,176,015	Cogent Communications Holdings, Inc.	25,354,883
2,776,981	Comcast Corp., Class A	83,003,962
413,165	Iridium Communications, Inc.	7,180,808
57,002	Shenandoah Telecommunications Co.	658,943
342,574	Telefonica Brasil S.A., ADR	4,062,928
991,903	Telefonica S.A., ADR	4,017,207
290,882	Telkom Indonesia Persero Tbk PT, ADR	6,123,066
5,636,322	TELUS Corp.	74,230,361
1,802,910	Verizon Communications, Inc.	73,432,524
		352,384,902
	Electronic Equipment, Instruments & Components — 4.8%
312,678	Amphenol Corp., Class A	42,255,305
125,092	Avnet, Inc.	6,014,423
36,809	Benchmark Electronics, Inc.	1,573,953
123,075	CDW Corp.	16,762,815
1,693	Climb Global Solutions, Inc.	174,024
621,918	Corning, Inc.	54,455,140
136,516	Ingram Micro Holding Corp.	2,913,251
13,046	PC Connection, Inc.	753,537
50,096	TD SYNNEX Corp.	7,525,922
192,958	TE Connectivity PLC	43,899,875
197,057	Vishay Intertechnology, Inc.	2,855,356
		179,183,601
	Interactive Media & Services — 0.5%
141,761	JOYY, Inc., ADR	9,180,442
220,296	Match Group, Inc.	7,113,358
399,594	Weibo Corp., ADR	4,083,851
		20,377,651
	IT Services — 9.1%
199,131	Amdocs Ltd.	16,032,037
Shares	Description	Value

	IT Services (Continued)
416,602	Cognizant Technology Solutions Corp., Class A	$34,577,966
37,649	Hackett Group (The), Inc.	739,050
960,757	International Business Machines Corp.	284,585,831
622,813	Wipro Ltd., ADR	1,768,789
		337,703,673
	Professional Services — 2.8%
124,797	Concentrix Corp.	5,189,059
24,878	CSG Systems International, Inc.	1,907,894
108,363	KBR, Inc.	4,356,193
58,377	Leidos Holdings, Inc.	10,531,211
27,867	Paycom Software, Inc.	4,440,885
100,238	RELX PLC, ADR	4,051,620
43,085	Science Applications International Corp.	4,336,936
157,945	SS&C Technologies Holdings, Inc.	13,807,552
416,465	Thomson Reuters Corp.	54,927,569
		103,548,919
	Semiconductors & Semiconductor Equipment — 35.9%
122,527	Amkor Technology, Inc.	4,837,366
391,471	Analog Devices, Inc.	106,166,935
296,227	Applied Materials, Inc.	76,127,377
204,111	ASE Technology Holding Co., Ltd., ADR	3,286,187
735,732	Broadcom, Inc.	254,636,845
42,869	Entegris, Inc.	3,611,713
277,283	Himax Technologies, Inc., ADR	2,270,948
43,889	KLA Corp.	53,328,646
51,908	Kulicke & Soffa Industries, Inc.	2,364,928
417,121	Lam Research Corp.	71,402,773
1,001,119	Microchip Technology, Inc.	63,791,303
20,209	Monolithic Power Systems, Inc.	18,316,629
285,562	NXP Semiconductors N.V.	61,984,088
75,441	Power Integrations, Inc.	2,681,173
881,880	QUALCOMM, Inc.	150,845,574
41,067	Silicon Motion Technology Corp., ADR	3,806,911
345,468	Skyworks Solutions, Inc.	21,906,126
81,295	STMicroelectronics N.V.	2,108,792
508,509	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	154,530,800
1,528,820	Texas Instruments, Inc.	265,234,982
334,957	United Microelectronics Corp., ADR	2,632,762
38,150	Universal Display Corp.	4,455,157
		1,330,328,015

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 21.4%
54,516	A10 Networks, Inc.	$964,388
96,556	Adeia, Inc.	1,665,591
74,836	Clear Secure, Inc., Class A	2,625,247
64,936	Dolby Laboratories, Inc., Class A	4,170,190
637,689	Gen Digital, Inc.	17,338,764
17,150	InterDigital, Inc.	5,460,217
99,560	Intuit, Inc.	65,950,535
46,767	Karooooo Ltd.	2,127,899
65,315	Magic Software Enterprises Ltd.	1,681,861
602,571	Microsoft Corp.	291,415,387
61,193	OneSpan, Inc.	785,718
434,067	Open Text Corp.	14,141,903
116,642	Opera Ltd., ADR	1,651,651
1,322,436	Oracle Corp.	257,756,001
42,423	Roper Technologies, Inc.	18,883,750
371,117	Salesforce, Inc.	98,312,604
36,996	SAP SE, ADR	8,986,698
		793,918,404
	Technology Hardware, Storage & Peripherals — 5.3%
267,288	Dell Technologies, Inc., Class C	33,646,214
1,710,848	Hewlett Packard Enterprise Co.	41,094,569
2,416,294	HP, Inc.	53,835,030
112,887	Logitech International S.A.	11,313,535
201,380	NetApp, Inc.	21,565,784
121,221	Seagate Technology Holdings PLC	33,383,051
		194,838,183
	Wireless Telecommunication Services — 5.1%
893,035	Millicom International Cellular S.A.	49,509,860
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,777,369	Rogers Communications, Inc., Class B	67,060,132
354,613	T-Mobile US, Inc.	72,000,624
		188,570,616
	Total Common Stocks	3,703,136,279
	(Cost $2,814,616,795)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,972,817	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (e)	$1,972,817
	(Cost $1,972,817)

	Total Investments — 99.9%	3,705,109,096
	(Cost $2,816,589,612)
	Net Other Assets and Liabilities — 0.1%	3,182,137
	Net Assets — 100.0%	$3,708,291,233

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$188,570,616	$188,570,616	$—	$— **
Other Industry Categories*	3,514,565,663	3,514,565,663	—	—
Money Market Funds	1,972,817	1,972,817	—	—
Total Investments	$3,705,109,096	$3,705,109,096	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 20.7%
	Banks — 4.8%
20,549	Bank of Hawaii Corp.	$1,404,935
69,111	CVB Financial Corp.	1,285,465
59,334	First Busey Corp.	1,411,556
52,013	First Financial Bancorp	1,301,365
53,133	First Hawaiian, Inc.	1,344,265
33,930	First Merchants Corp.	1,271,696
76,938	Huntington Bancshares, Inc.	1,334,874
178,395	Northwest Bancshares, Inc.	2,140,740
51,470	Regions Financial Corp.	1,394,837
31,302	Truist Financial Corp.	1,540,372
27,552	U.S. Bancorp	1,470,175
34,679	United Bankshares, Inc.	1,331,674
47,585	WesBanco, Inc.	1,581,725
		18,813,679
	Beverages — 0.6%
8,853	Constellation Brands, Inc., Class A	1,221,360
28,415	Molson Coors Beverage Co., Class B	1,326,412
		2,547,772
	Capital Markets — 1.2%
78,266	Franklin Resources, Inc.	1,869,775
21,458	Main Street Capital Corp.	1,295,848
15,024	T. Rowe Price Group, Inc.	1,538,157
		4,703,780
	Chemicals — 0.4%
37,021	DuPont de Nemours, Inc.	1,488,244
	Containers & Packaging — 0.4%
38,336	Sonoco Products Co.	1,672,983
	Diversified Telecommunication Services — 1.3%
53,830	AT&T, Inc.	1,337,137
54,649	Comcast Corp., Class A	1,633,459
52,046	Verizon Communications, Inc.	2,119,833
		5,090,429
	Electric Utilities — 1.0%
18,723	Eversource Energy	1,260,620
13,900	Pinnacle West Capital Corp.	1,232,930
27,578	Portland General Electric Co.	1,323,468
		3,817,018
	Financial Services — 0.8%
357,965	Western Union (The) Co.	3,332,654
	Food Products — 2.5%
53,053	Campbell’s (The) Co.	1,478,587
142,495	Conagra Brands, Inc.	2,466,588
34,246	General Mills, Inc.	1,592,439
12,564	J.M. Smucker (The) Co.	1,228,885
79,210	Kraft Heinz (The) Co.	1,920,843
20,929	Tyson Foods, Inc., Class A	1,226,858
		9,914,200

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 1.0%
26,760	New Jersey Resources Corp.	$1,234,171
27,212	Northwest Natural Holding Co.	1,271,889
35,433	UGI Corp.	1,326,257
		3,832,317
	Hotels, Restaurants & Leisure — 0.7%
337,571	Wendy’s (The) Co.	2,811,966
	Household Products — 0.3%
12,659	Clorox (The) Co.	1,276,407
	Independent Power and Renewable Electricity Producers — 0.4%
52,959	Clearway Energy, Inc., Class A	1,663,972
	Insurance — 1.2%
27,292	CNA Financial Corp.	1,302,920
14,840	Prudential Financial, Inc.	1,675,139
21,638	Safety Insurance Group, Inc.	1,685,817
		4,663,876
	Media — 0.3%
32,963	John Wiley & Sons, Inc., Class A	1,009,657
	Multi-Utilities — 0.6%
17,868	Black Hills Corp.	1,240,396
22,635	Dominion Energy, Inc.	1,326,185
		2,566,581
	Oil, Gas & Consumable Fuels — 1.1%
26,117	ONEOK, Inc.	1,919,600
63,478	Viper Energy, Inc., Class A	2,452,155
		4,371,755
	Pharmaceuticals — 1.0%
34,170	Bristol-Myers Squibb Co.	1,843,130
84,171	Pfizer, Inc.	2,095,858
		3,938,988
	Tobacco — 1.1%
38,675	Altria Group, Inc.	2,230,001
38,076	Universal Corp.	2,008,509
		4,238,510
	Total Common Stocks	81,754,788
	(Cost $82,893,384)
EXCHANGE-TRADED FUNDS — 20.1%
	Capital Markets — 20.1%
1,897,242	First Trust Tactical High Yield ETF (a)	79,418,550
	(Cost $88,349,311)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.9%
	Banks — 0.8%
125,864	Fifth Third Bancorp, Series I (b)	7.97%	(c)	3,220,860
	Capital Markets — 3.3%
110,272	Affiliated Managers Group, Inc.	6.75%	03/30/64	2,679,610

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
107,487	Morgan Stanley, Series E	7.13%	(c)	$2,714,047
106,345	Morgan Stanley, Series F	6.88%	(c)	2,670,323
99,278	Morgan Stanley, Series I	6.38%	(c)	2,481,950
102,250	TPG Operating Group II, L.P.	6.95%	03/15/64	2,540,912
				13,086,842
	Consumer Finance — 0.8%
116,402	Synchrony Financial, Series B (b)	8.25%	(c)	3,060,209
	Financial Services — 1.6%
106,957	Apollo Global Management, Inc. (b)	7.63%	09/15/53	2,817,248
120,581	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (d)	10.47%	10/30/40	3,641,546
				6,458,794
	Food Products — 1.4%
110,357	CHS, Inc., Series 1	7.88%	(c)	2,867,075
111,929	CHS, Inc., Series 4	7.50%	(c)	2,838,519
				5,705,594
	Hotel & Resort REITs — 0.8%
120,889	RLJ Lodging Trust, Series A	1.95%	(c)	3,010,136
	Insurance — 3.7%
112,559	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (d)	7.08%	01/15/53	2,913,027
110,750	Athene Holding Ltd. (b)	7.25%	03/30/64	2,770,965
111,676	F&G Annuities & Life, Inc.	7.95%	12/15/53	2,842,154
120,649	Lincoln National Corp., Series D	9.00%	(c)	3,237,013
105,665	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	2,688,117
				14,451,276
	Mortgage REITs — 6.7%
149,322	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (d)	9.28%	(c)	3,771,874
150,290	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.16%	(c)	3,758,753
144,084	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.91%	(c)	3,668,378
137,242	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (d)	8.09%	(c)	3,421,443
145,853	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.90%	(c)	3,729,461
173,312	Chimera Investment Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.79% (d)	9.74%	(c)	4,029,504
160,798	Rithm Capital Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (d)	9.75%	(c)	4,109,997
				26,489,410
	Multi-Utilities — 0.8%
129,589	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	3,298,040
	Total $25 Par Preferred Securities			78,781,161
	(Cost $80,518,292)

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 19.8%
	Diversified REITs — 2.0%
197,572	Alexander & Baldwin, Inc.	$4,077,886
199,248	American Assets Trust, Inc.	3,771,765
		7,849,651
	Health Care REITs — 1.5%
33,494	National Health Investors, Inc.	2,557,937
76,090	Omega Healthcare Investors, Inc.	3,373,830
		5,931,767
	Hotel & Resort REITs — 2.5%
362,425	Apple Hospitality REIT, Inc.	4,294,736
155,210	Host Hotels & Resorts, Inc.	2,751,873
30,393	Ryman Hospitality Properties, Inc.	2,875,786
		9,922,395
	Mortgage REITs — 2.6%
552,532	Apollo Commercial Real Estate Finance, Inc.	5,348,510
434,733	Rithm Capital Corp.	4,738,590
		10,087,100
	Office REITs — 1.2%
76,593	COPT Defense Properties	2,129,285
65,316	Kilroy Realty Corp.	2,440,859
		4,570,144
	Retail REITs — 3.9%
92,152	Brixmor Property Group, Inc.	2,416,226
25,560	Federal Realty Investment Trust	2,576,448
128,378	Kimco Realty Corp.	2,602,222
77,295	NNN REIT, Inc.	3,063,201
31,493	Regency Centers Corp.	2,173,962
14,140	Simon Property Group, Inc.	2,617,455
		15,449,514
	Specialized REITs — 6.1%
81,267	CubeSmart	2,929,675
74,849	EPR Properties	3,734,965
19,966	Extra Space Storage, Inc.	2,599,972
136,917	Four Corners Property Trust, Inc.	3,157,306
86,813	Gaming and Leisure Properties, Inc.	3,879,673
8,598	Public Storage	2,231,181
123,247	Rayonier, Inc.	2,668,298
110,789	VICI Properties, Inc.	3,115,387
		24,316,457
	Total Real Estate Investment Trusts	78,127,028
	(Cost $79,100,483)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 18.8%
	Energy Equipment & Services — 0.8%
139,072	USA Compression Partners, L.P.	3,198,656
	Industrial Conglomerates — 1.5%
782,636	Icahn Enterprises, L.P.	5,908,902

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Marine Transportation — 0.1%
2,763	Navios Maritime Partners, L.P.	$144,864
	Oil, Gas & Consumable Fuels — 16.4%
167,092	Alliance Resource Partners, L.P.	3,881,547
284,180	Black Stone Minerals, L.P.	3,776,752
42,445	Cheniere Energy Partners, L.P.	2,269,959
179,366	CrossAmerica Partners, L.P.	3,694,940
80,056	Delek Logistics Partners, L.P.	3,572,099
138,840	Dorchester Minerals, L.P.	3,104,462
171,251	Energy Transfer, L.P.	2,823,929
79,077	Enterprise Products Partners, L.P.	2,535,209
55,033	Global Partners, L.P.	2,303,131
91,422	Hess Midstream, L.P., Class A (e)	3,154,059
371,647	Kimbell Royalty Partners, L.P. (e)	4,370,569
537,648	Mach Natural Resources, L.P.	5,935,634
51,199	MPLX, L.P.	2,732,491
10,161	Natural Resource Partners, L.P.	1,060,808
195,868	Plains All American Pipeline, L.P.	3,517,789
175,196	Plains GP Holdings, L.P., Class A (e)	3,353,251
56,416	Sunoco, L.P.	2,956,763
506,720	TXO Partners, L.P.	5,406,702
112,189	Western Midstream Partners, L.P.	4,431,465
		64,881,559
	Total Master Limited Partnerships	74,133,981
	(Cost $60,347,632)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,735,319	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	1,735,319
	(Cost $1,735,319)

	Total Investments — 99.7%	393,950,827
	(Cost $392,944,421)
	Net Other Assets and Liabilities — 0.3%	1,378,903
	Net Assets — 100.0%	$395,329,730

(a)	Investment in an affiliated fund.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
(d)	Floating or variable rate security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$81,754,788	$81,754,788	$—	$—
Exchange-Traded Funds*	79,418,550	79,418,550	—	—
$25 Par Preferred Securities*	78,781,161	78,781,161	—	—
Real Estate Investment Trusts*	78,127,028	78,127,028	—	—
Master Limited Partnerships*	74,133,981	74,133,981	—	—
Money Market Funds	1,735,319	1,735,319	—	—
Total Investments	$393,950,827	$393,950,827	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2025, and for the fiscal year-to-date period (October 1, 2025 to December 31, 2025) are as follows:

Security Name	Shares at 12/31/2025	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust Tactical High Yield ETF	1,897,242	$87,014,275	$695,448	$(7,891,583)	$(130,297)	$(269,293)	$79,418,550	$1,346,304

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Air Freight & Logistics — 1.8%
42,542	DHL Group (EUR)	$2,336,280
	Automobile Components — 3.0%
32,293	Magna International, Inc. (CAD)	1,721,525
80,600	Toyo Tire Corp. (JPY)	2,230,599
		3,952,124
	Banks — 9.1%
1,688,379	Bank of Communications Co., Ltd., Class H (HKD)	1,399,263
9,204	Bank of Montreal (CAD)	1,195,303
21,576	Bank of Nova Scotia (The) (CAD)	1,591,300
10,590	Banque Cantonale Vaudoise (CHF)	1,342,300
13,559	Canadian Imperial Bank of Commerce (CAD)	1,229,206
207,688	China Merchants Bank Co., Ltd., Class H (HKD)	1,409,013
67,622	DNB Bank ASA (NOK)	1,888,451
19,501	Toronto-Dominion Bank (The) (CAD)	1,837,929
		11,892,765
	Broadline Retail — 1.2%
12,013	Canadian Tire Corp. Ltd., Class A (CAD)	1,522,379
	Capital Markets — 4.3%
71,399	IG Group Holdings PLC (GBP)	1,265,582
31,616	IGM Financial, Inc. (CAD)	1,423,762
13,156	Julius Baer Group Ltd. (CHF)	1,036,403
329,289	Schroders PLC (GBP)	1,806,524
		5,532,271
	Chemicals — 2.4%
114,100	Mitsui Chemicals, Inc. (JPY)	1,458,301
142,900	Zeon Corp. (JPY)	1,632,530
		3,090,831
	Construction & Engineering — 2.4%
59,391	Bouygues S.A. (EUR)	3,095,462
	Consumer Finance — 1.0%
10,094	Cembra Money Bank AG (CHF)	1,266,051
	Diversified Telecommunication Services — 8.9%
34,408	Elisa Oyj (EUR)	1,526,063
309,047	Emirates Telecommunications Group Co. PJSC (AED)	1,543,237
259,835	LG Uplus Corp. (KRW)	2,655,077
54,460	Quebecor, Inc., Class B (CAD)	2,051,351
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
2,224	Swisscom AG (CHF)	$1,615,846
165,705	TELUS Corp. (CAD)	2,183,967
		11,575,541
	Electric Utilities — 12.2%
182,672	CK Infrastructure Holdings Ltd. (HKD)	1,351,961
162,276	CLP Holdings Ltd. (HKD)	1,451,220
581,052	EDP S.A. (EUR)	2,673,363
40,981	Emera, Inc. (CAD)	2,019,566
255,205	Enel S.p.A. (EUR)	2,662,359
27,770	Fortis, Inc. (CAD)	1,443,785
224,155	Power Assets Holdings Ltd. (HKD)	1,588,414
259,620	Saudi Electricity Co. (SAR)	972,502
158,980	Terna-Rete Elettrica Nazionale (EUR)	1,691,587
		15,854,757
	Financial Services — 2.0%
2,521,740	Far East Horizon Ltd. (HKD)	2,605,110
	Gas Utilities — 2.5%
538,323	APA Group (AUD)	3,222,480
	Health Care Equipment & Supplies — 1.1%
2,204,603	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	1,422,014
	Independent Power and Renewable Electricity Producers — 1.4%
72,523	ERG S.p.A. (EUR)	1,873,332
	Industrial Conglomerates — 1.0%
23,809	LG Corp. (KRW)	1,333,787
	Industrial REITs — 2.9%
754,280	LondonMetric Property PLC (GBP)	1,928,733
73,246	Warehouses De Pauw C.V.A. (EUR)	1,904,059
		3,832,792
	Insurance — 9.7%
2,962	Allianz SE (EUR)	1,359,306
29,226	Great-West Lifeco, Inc. (CAD)	1,441,338
4,845	Helvetia Baloise Holding AG (CHF)	1,279,604
629,865	Legal & General Group PLC (GBP)	2,223,592
217,723	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,822,588
33,864	Power Corp. of Canada (CAD)	1,799,846

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
1,185	Swiss Life Holding AG (CHF)	$1,371,554
1,651	Zurich Insurance Group AG (CHF)	1,254,351
		12,552,179
	Machinery — 2.7%
34,500	Takeuchi Manufacturing Co., Ltd. (JPY)	1,486,689
60,598	Valmet Oyj (EUR)	2,017,512
		3,504,201
	Metals & Mining — 1.3%
24,400	Yamato Kogyo Co., Ltd. (JPY)	1,665,194
	Multi-Utilities — 4.9%
545,216	A2A S.p.A. (EUR)	1,480,103
35,835	Atco Ltd., Class I (CAD)	1,471,988
62,710	Canadian Utilities Ltd., Class A (CAD)	1,952,277
322,994	Hera S.p.A. (EUR)	1,525,920
		6,430,288
	Office REITs — 1.3%
1,946	Japan Real Estate Investment Corp. (JPY)	1,626,222
	Oil, Gas & Consumable Fuels — 4.7%
45,618	Canadian Natural Resources Ltd. (CAD)	1,545,139
45,566	Keyera Corp. (CAD)	1,460,715
39,568	Pembina Pipeline Corp. (CAD)	1,507,421
29,545	TC Energy Corp. (CAD)	1,626,907
		6,140,182
	Pharmaceuticals — 2.7%
136,300	Ono Pharmaceutical Co., Ltd. (JPY)	1,890,397
51,700	Takeda Pharmaceutical Co., Ltd. (JPY)	1,595,821
		3,486,218
	Professional Services — 0.8%
14,562	Teleperformance SE (EUR)	1,058,283
	Real Estate Management & Development — 7.0%
576,683	China Resources Land Ltd. (HKD)	2,015,467
765,663	Henderson Land Development Co., Ltd. (HKD)	2,768,417
238,200	Nomura Real Estate Holdings, Inc. (JPY)	1,470,502
2,164,455	Sino Land Co., Ltd. (HKD)	2,842,295
		9,096,681
Shares	Description	Value

	Retail REITs — 1.9%
3,065	Japan Metropolitan Fund Invest (JPY)	$2,428,285
	Semiconductors & Semiconductor Equipment — 1.0%
442,661	Vanguard International Semiconductor Corp. (TWD)	1,297,531
	Tobacco — 1.4%
18,887	KT&G Corp. (KRW)	1,863,068
	Transportation Infrastructure — 1.6%
1,635,717	Jiangsu Expressway Co., Ltd., Class H (HKD)	2,099,633
	Wireless Telecommunication Services — 1.3%
45,709	Rogers Communications, Inc., Class B (CAD)	1,725,389

	Total Investments — 99.5%	129,381,330
	(Cost $106,157,448)
	Net Other Assets and Liabilities — 0.5%	660,485
	Net Assets — 100.0%	$130,041,815

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Canada	25.2%
Japan	13.4
Hong Kong	8.7
Italy	7.1
Switzerland	7.0
China	6.3
United Kingdom	5.6
South Korea	4.5
France	3.2
Germany	2.8
Finland	2.7
Australia	2.5
Portugal	2.1
Cayman Islands	1.5
Belgium	1.5
Norway	1.5
United Arab Emirates	1.2
Bermuda	1.0
Taiwan	1.0
Saudi Arabia	0.7
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CAD	25.3%
EUR	19.5
HKD	17.6
JPY	13.5
CHF	7.1
GBP	5.6
KRW	4.5
AUD	2.5
NOK	1.5
AED	1.2
TWD	1.0
SAR	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$129,381,330	$129,381,330	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
1,374,938	General Electric Co.	$423,522,152
	Banks — 8.6%
3,518,560	Bank of America Corp.	193,520,800
3,508,817	East West Bancorp, Inc.	394,355,943
1,221,067	JPMorgan Chase & Co.	393,452,209
435,437	M&T Bank Corp.	87,731,847
1,826,719	PNC Financial Services Group (The), Inc.	381,291,057
3,620,904	Regions Financial Corp.	98,126,498
1,878,737	U.S. Bancorp	100,249,406
		1,648,727,760
	Beverages — 1.1%
1,344,932	Coca-Cola Consolidated, Inc.	206,178,076
	Broadline Retail — 1.6%
3,409,766	eBay, Inc.	296,990,619
	Capital Markets — 7.7%
379,694	Ameriprise Financial, Inc.	186,179,156
3,543,950	Bank of New York Mellon (The) Corp.	411,417,156
168,415	Blackrock, Inc.	180,261,311
1,632,494	Raymond James Financial, Inc.	262,162,211
3,255,289	State Street Corp.	419,964,834
		1,459,984,668
	Commercial Services & Supplies — 0.9%
1,770,947	Veralto Corp.	176,705,092
	Construction & Engineering — 0.7%
1,472,187	AECOM	140,343,587
	Consumer Finance — 3.7%
1,082,152	American Express Co.	400,342,132
3,763,993	Synchrony Financial	314,029,936
		714,372,068
	Consumer Staples Distribution & Retail — 1.2%
277,374	Costco Wholesale Corp.	239,190,695
	Electrical Equipment — 1.6%
474,686	GE Vernova, Inc.	310,240,529
	Energy Equipment & Services — 1.9%
7,916,320	Baker Hughes Co.	360,509,213
	Entertainment — 1.3%
1,212,354	Electronic Arts, Inc.	247,720,293
	Financial Services — 3.2%
1,517,338	Equitable Holdings, Inc.	72,301,155
320,868	Mastercard, Inc., Class A	183,177,124
988,224	Visa, Inc., Class A	346,580,039
		602,058,318
Shares	Description	Value

	Food Products — 0.5%
856,910	Ingredion, Inc.	$94,482,897
	Ground Transportation — 0.8%
980,900	Old Dominion Freight Line, Inc.	153,805,120
	Health Care Equipment & Supplies — 2.6%
2,617,632	Abbott Laboratories	327,963,113
693,073	ResMed, Inc.	166,940,494
		494,903,607
	Health Care Providers & Services — 1.3%
422,288	Elevance Health, Inc.	148,033,058
113,079	McKesson Corp.	92,757,573
		240,790,631
	Hotels, Restaurants & Leisure — 2.4%
66,449	Booking Holdings, Inc.	355,856,323
360,424	Expedia Group, Inc.	102,111,724
		457,968,047
	Household Durables — 3.2%
658,351	D.R. Horton, Inc.	94,822,295
1,464,719	Lennar Corp., Class A	150,573,113
3,054,812	PulteGroup, Inc.	358,207,255
		603,602,663
	Insurance — 11.7%
762,633	Aflac, Inc.	84,095,541
1,269,419	Allstate (The) Corp.	264,229,565
1,209,469	Chubb Ltd.	377,499,464
549,861	Cincinnati Financial Corp.	89,803,299
2,695,476	Hartford Insurance Group (The), Inc.	371,436,593
2,140,644	Lincoln National Corp.	95,322,877
1,123,144	MetLife, Inc.	88,660,987
1,058,154	Progressive (The) Corp.	240,962,829
1,269,237	Travelers (The) Cos., Inc.	368,154,884
3,318,072	Unum Group	257,150,580
		2,237,316,619
	Interactive Media & Services — 4.5%
1,680,936	Alphabet, Inc., Class A	526,132,968
516,493	Meta Platforms, Inc., Class A	340,931,864
		867,064,832
	IT Services — 3.1%
1,216,440	Accenture PLC, Class A	326,370,852
3,271,020	Cognizant Technology Solutions Corp., Class A	271,494,660
		597,865,512
	Machinery — 7.2%
955,022	Dover Corp.	186,458,495
3,877,051	Mueller Industries, Inc.	445,085,455

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
3,433,353	PACCAR, Inc.	$375,986,487
1,050,254	Snap-on, Inc.	361,917,528
		1,369,447,965
	Media — 0.6%
1,530,618	Fox Corp., Class A	111,842,257
	Pharmaceuticals — 0.6%
524,090	Johnson & Johnson	108,460,425
	Professional Services — 2.4%
1,176,252	Automatic Data Processing, Inc.	302,567,302
952,145	Paycom Software, Inc.	151,733,827
		454,301,129
	Semiconductors & Semiconductor Equipment — 14.0%
1,980,855	Applied Materials, Inc.	509,059,926
408,422	KLA Corp.	496,265,404
3,597,903	Lam Research Corp.	615,889,036
468,140	Monolithic Power Systems, Inc.	424,303,370
2,315,562	NVIDIA Corp.	431,852,313
1,091,430	QUALCOMM, Inc.	186,689,102
		2,664,059,151
	Software — 3.8%
754,617	Microsoft Corp.	364,947,873
1,343,171	Salesforce, Inc.	355,819,430
		720,767,303
	Specialty Retail — 4.0%
2,319,085	Ross Stores, Inc.	417,759,972
1,929,410	Williams-Sonoma, Inc.	344,573,332
		762,333,304
	Technology Hardware, Storage & Peripherals — 1.0%
738,858	Apple, Inc.	200,865,936
	Textiles, Apparel & Luxury Goods — 0.5%
250,886	Ralph Lauren Corp.	88,715,798
	Total Common Stocks	19,055,136,266
	(Cost $16,080,159,108)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
6,687,009	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$6,687,009
	(Cost $6,687,009)

	Total Investments — 100.0%	19,061,823,275
	(Cost $16,086,846,117)
	Net Other Assets and Liabilities — 0.0%	8,979,590
	Net Assets — 100.0%	$19,070,802,865

(a)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$19,055,136,266	$19,055,136,266	$—	$—
Money Market Funds	6,687,009	6,687,009	—	—
Total Investments	$19,061,823,275	$19,061,823,275	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,632,921	First Trust Dow Jones Internet Index Fund (b)	$708,729,675
12,024,520	First Trust Financials AlphaDEX® Fund	725,679,782
17,628,894	First Trust Indxx Aerospace & Defense ETF	754,340,374
5,386,827	First Trust Nasdaq Semiconductor ETF	697,781,019
16,020,204	First Trust Utilities AlphaDEX® Fund	721,069,382
	Total Exchange-Traded Funds	3,607,600,232
	(Cost $3,139,414,884)
MONEY MARKET FUNDS — 0.2%
7,628,860	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	7,628,860
	(Cost $7,628,860)

	Total Investments — 100.2%	3,615,229,092
	(Cost $3,147,043,744)
	Net Other Assets and Liabilities — (0.2)%	(6,034,676)
	Net Assets — 100.0%	$3,609,194,416

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$3,607,600,232	$3,607,600,232	$—	$—
Money Market Funds	7,628,860	7,628,860	—	—
Total Investments	$3,615,229,092	$3,615,229,092	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2025, and for the fiscal year-to-date period (October 1, 2025 to December 31, 2025) are as follows:

Security Name	Shares at 12/31/2025	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust Dow Jones Internet Index Fund	2,632,921	$815,144,817	$317,138,011	$(390,408,494)	$(75,070,420)	$41,925,761	$708,729,675	$—
First Trust Financials AlphaDEX® Fund	12,024,520	754,892,036	317,529,446	(355,905,863)	2,125,117	7,039,046	725,679,782	5,307,382
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	748,431,552	315,420,590	(1,086,629,491)	(231,601,943)	254,379,292	—	1,941,429
First Trust Indxx Aerospace & Defense ETF	17,628,894	—	745,710,287	(5,958,996)	14,425,976	163,107	754,340,374	—
First Trust Nasdaq Semiconductor ETF	5,386,827	—	879,565,558	(224,865,695)	47,985,775	(4,904,619)	697,781,019	848,337
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	684,369,920	137,984,617	(812,583,968)	(62,818,787)	53,048,218	—	—
First Trust Utilities AlphaDEX® Fund	16,020,204	700,385,954	299,267,084	(271,035,784)	(11,951,647)	4,403,775	721,069,382	6,404,079
		$3,703,224,279	$3,012,615,593	$(3,147,388,291)	$(316,905,929)	$356,054,580	$3,607,600,232	$14,501,227

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.8%
6,346	RTX Corp.	$1,163,856
	Air Freight & Logistics — 2.5%
10,010	C.H. Robinson Worldwide, Inc.	1,609,208
	Banks — 18.3%
15,237	East West Bancorp, Inc.	1,712,487
4,623	JPMorgan Chase & Co.	1,489,623
81,171	Old National Bancorp	1,810,925
13,662	Popular, Inc.	1,701,192
65,696	Truist Financial Corp.	3,232,900
19,894	Wells Fargo & Co.	1,854,121
		11,801,248
	Building Products — 2.4%
3,202	Allegion PLC	509,822
8,725	Johnson Controls International PLC	1,044,819
		1,554,641
	Capital Markets — 20.7%
13,625	Bank of New York Mellon (The) Corp.	1,581,726
1,099	Blackrock, Inc.	1,176,304
25,928	Carlyle Group (The), Inc.	1,532,604
2,730	Cboe Global Markets, Inc.	685,230
5,816	Charles Schwab (The) Corp.	581,077
1,334	Evercore, Inc., Class A	453,894
1,876	Goldman Sachs Group (The), Inc.	1,649,004
3,139	Houlihan Lokey, Inc.	546,782
30,950	Jefferies Financial Group, Inc.	1,917,971
3,823	Raymond James Financial, Inc.	613,936
40,011	TPG, Inc.	2,554,302
		13,292,830
	Construction Materials — 1.2%
6,108	CRH PLC	762,278
	Consumer Finance — 2.9%
2,306	Capital One Financial Corp.	558,882
15,825	Synchrony Financial	1,320,280
		1,879,162
	Electric Utilities — 3.4%
18,740	Entergy Corp.	1,732,138
2,745	NRG Energy, Inc.	437,114
		2,169,252
	Electrical Equipment — 0.6%
1,285	Eaton Corp. PLC	409,285
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.0%
9,415	Corning, Inc.	$824,378
2,906	TD SYNNEX Corp.	436,568
		1,260,946
	Health Care REITs — 2.0%
6,775	Welltower, Inc.	1,257,508
	Household Durables — 1.1%
3,392	Garmin Ltd.	688,067
	Insurance — 1.6%
3,459	Travelers (The) Cos., Inc.	1,003,318
	Leisure Products — 4.4%
34,203	Hasbro, Inc.	2,804,646
	Machinery — 4.5%
1,404	Caterpillar, Inc.	804,310
3,147	Cummins, Inc.	1,606,386
4,249	Mueller Industries, Inc.	487,785
		2,898,481
	Metals & Mining — 1.0%
6,760	Newmont Corp.	674,986
	Oil, Gas & Consumable Fuels — 12.2%
168,521	Antero Midstream Corp.	2,997,989
101,013	Kinder Morgan, Inc.	2,776,847
34,054	Williams (The) Cos., Inc.	2,046,986
		7,821,822
	Passenger Airlines — 1.4%
13,052	Delta Air Lines, Inc.	905,809
	Personal Care Products — 1.8%
11,102	Estee Lauder (The) Cos., Inc., Class A	1,162,601
	Retail REITs — 5.0%
17,421	Simon Property Group, Inc.	3,224,801
	Specialty Retail — 1.1%
4,069	Williams-Sonoma, Inc.	726,683
	Technology Hardware, Storage & Peripherals — 2.7%
10,383	NetApp, Inc.	1,111,915
2,346	Seagate Technology Holdings PLC	646,065
		1,757,980
	Textiles, Apparel & Luxury Goods — 2.3%
1,570	Ralph Lauren Corp.	555,168
7,238	Tapestry, Inc.	924,799
		1,479,967

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 3.1%
28,645	Fastenal Co.	$1,149,524
3,922	Ferguson Enterprises, Inc.	873,155
		2,022,679
	Total Common Stocks	64,332,054
	(Cost $57,584,296)
MONEY MARKET FUNDS — 0.0%
28,748	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	28,748
	(Cost $28,748)

	Total Investments — 100.0%	64,360,802
	(Cost $57,613,044)
	Net Other Assets and Liabilities — (0.0)%	(9,566)
	Net Assets — 100.0%	$64,351,236

(a)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$64,332,054	$64,332,054	$—	$—
Money Market Funds	28,748	28,748	—	—
Total Investments	$64,360,802	$64,360,802	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 14.2%
1,128,903	BWX Technologies, Inc.	$195,119,595
703,434	Huntington Ingalls Industries, Inc.	239,216,800
2,466,510	Karman Holdings, Inc. (a)	180,474,537
2,418,507	Kratos Defense & Security Solutions, Inc. (a)	183,588,866
1,497,537	Leonardo DRS, Inc.	51,051,036
1,059,702	Mercury Systems, Inc. (a)	77,368,843
		926,819,677
	Air Freight & Logistics — 4.5%
1,831,087	C.H. Robinson Worldwide, Inc.	294,365,546
	Banks — 8.7%
2,343,725	Associated Banc-Corp.	60,374,356
12,740,117	FNB Corp.	217,856,001
2,401,466	Fulton Financial Corp.	46,420,338
6,790,864	Old National Bancorp	151,504,176
640,415	Wintrust Financial Corp.	89,542,825
		565,697,696
	Building Products — 10.1%
1,569,967	AAON, Inc.	119,709,984
1,320,092	Advanced Drainage Systems, Inc.	191,188,924
246,070	CSW Industrials, Inc.	72,228,927
1,696,534	Owens Corning	189,859,120
1,804,884	Zurn Elkay Water Solutions Corp.	83,909,057
		656,896,012
	Commercial Services & Supplies — 2.2%
622,024	Clean Harbors, Inc. (a)	145,852,188
	Construction & Engineering — 29.5%
883,375	Ameresco, Inc., Class A (a)	25,874,054
346,044	Arcosa, Inc.	36,791,398
567,269	Argan, Inc.	177,736,723
282,432	Comfort Systems USA, Inc.	263,590,961
722,690	Construction Partners, Inc., Class A (a)	78,447,999
591,407	Dycom Industries, Inc. (a)	199,836,425
348,540	EMCOR Group, Inc.	213,233,287
594,497	Everus Construction Group, Inc. (a)	50,865,163
823,322	Granite Construction, Inc.	94,970,193
224,941	IES Holdings, Inc. (a)	87,506,548
414,155	Limbach Holdings, Inc. (a)	32,241,967
1,144,134	MasTec, Inc. (a)	248,700,408
1,268,367	Primoris Services Corp.	157,455,079
Shares	Description	Value

	Construction & Engineering (Continued)
628,778	Sterling Infrastructure, Inc. (a)	$192,550,687
895,399	Tutor Perini Corp.	60,009,641
		1,919,810,533
	Electrical Equipment — 3.3%
1,060,045	Atkore, Inc.	67,047,846
302,367	Powell Industries, Inc.	96,388,552
5,910,474	Shoals Technologies Group, Inc., Class A (a)	50,239,029
		213,675,427
	Ground Transportation — 7.0%
628,347	Landstar System, Inc.	90,293,464
481,014	Ryder System, Inc.	92,061,270
704,168	Saia, Inc. (a)	229,924,935
1,517,189	Schneider National, Inc., Class B	40,251,024
		452,530,693
	Machinery — 8.0%
719,466	Blue Bird Corp. (a)	33,814,902
742,401	Federal Signal Corp.	80,617,324
1,903,971	Mueller Water Products, Inc., Class A	45,352,589
1,077,435	Oshkosh Corp.	135,358,159
298,395	RBC Bearings, Inc. (a)	133,809,270
451,695	SPX Technologies, Inc. (a)	90,366,102
		519,318,346
	Marine Transportation — 3.6%
2,130,092	Kirby Corp. (a)	234,693,537
	Trading Companies & Distributors — 8.7%
351,200	Applied Industrial Technologies, Inc.	90,177,624
4,004,261	Core & Main, Inc., Class A (a)	208,101,444
739,259	Herc Holdings, Inc.	109,691,251
903,097	MSC Industrial Direct Co., Inc., Class A	75,950,458
1,387,920	Xometry, Inc., Class A (a)	82,539,602
		566,460,379
	Total Common Stocks	6,496,120,034
	(Cost $5,499,681,557)
MONEY MARKET FUNDS — 0.2%
11,528,945	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	11,528,945
	(Cost $11,528,945)

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$19,201	Bank of America Corp., 3.82% (b), dated 12/31/25, due 01/02/26, with a maturity value of $19,205. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $19,585. (c)	$19,201
	(Cost $19,201)

	Total Investments — 100.0%	6,507,668,180
	(Cost $5,511,229,703)
	Net Other Assets and Liabilities — (0.0)%	(1,820,600)
	Net Assets — 100.0%	$6,505,847,580

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,496,120,034	$6,496,120,034	$—	$—
Money Market Funds	11,528,945	11,528,945	—	—
Repurchase Agreements	19,201	—	19,201	—
Total Investments	$6,507,668,180	$6,507,648,979	$19,201	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,327,337	First Trust China AlphaDEX® Fund	$37,523,817
701,220	First Trust Europe AlphaDEX® Fund	37,693,801
609,493	First Trust Eurozone AlphaDEX® ETF	37,422,078
601,864	First Trust Germany AlphaDEX® Fund	37,532,961
748,000	First Trust United Kingdom AlphaDEX® Fund	38,080,081
	Total Exchange-Traded Funds	188,252,738
	(Cost $159,599,219)
MONEY MARKET FUNDS — 0.1%
300,432	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	300,432
	(Cost $300,432)

	Total Investments — 100.0%	188,553,170
	(Cost $159,899,651)
	Net Other Assets and Liabilities — (0.0)%	(46,692)
	Net Assets — 100.0%	$188,506,478

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$188,252,738	$188,252,738	$—	$—
Money Market Funds	300,432	300,432	—	—
Total Investments	$188,553,170	$188,553,170	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2025, and for the fiscal year-to-date period (October 1, 2025 to December 31, 2025) are as follows:

Security Name	Shares at 12/31/2025	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust China AlphaDEX® Fund	1,327,337	$38,777,414	$3,351,072	$(3,645,678)	$(1,158,503)	$199,512	$37,523,817	$168,209
First Trust Dow Jones International Internet ETF	—	—	37,239,542	(34,151,647)	—	(3,087,895)	—	378,940
First Trust Europe AlphaDEX® Fund	701,220	—	37,229,243	—	464,558	—	37,693,801	—
First Trust Eurozone AlphaDEX® ETF	609,493	35,063,233	2,458,531	(1,734,959)	1,568,847	66,426	37,422,078	308,090
First Trust Germany AlphaDEX® Fund	601,864	34,640,911	2,966,068	(2,310,202)	2,143,344	92,840	37,532,961	25,066
First Trust Switzerland AlphaDEX® Fund	—	32,647,833	1,140,590	(34,039,837)	(4,610,287)	4,861,701	—	—
First Trust United Kingdom AlphaDEX® Fund	748,000	33,791,005	3,255,769	(840,297)	1,785,860	87,744	38,080,081	349,352
		$174,920,396	$87,640,815	$(76,722,620)	$193,819	$2,220,328	$188,252,738	$1,229,657

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
71,380	First Trust Dow Jones Internet Index Fund (b)	$19,214,068
127,136	First Trust Enhanced Short Maturity ETF	7,619,260
325,993	First Trust Financials AlphaDEX® Fund	19,673,678
477,931	First Trust Indxx Aerospace & Defense ETF	20,450,668
146,040	First Trust Nasdaq Semiconductor ETF	18,917,248
434,318	First Trust Utilities AlphaDEX® Fund	19,548,653
	Total Exchange-Traded Funds	105,423,575
	(Cost $101,398,908)
MONEY MARKET FUNDS — 0.1%
86,535	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	86,535
	(Cost $86,535)

	Total Investments — 100.0%	105,510,110
	(Cost $101,485,443)
	Net Other Assets and Liabilities — (0.0)%	(25,957)
	Net Assets — 100.0%	$105,484,153

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$105,423,575	$105,423,575	$—	$—
Money Market Funds	86,535	86,535	—	—
Total Investments	$105,510,110	$105,510,110	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2025, and for the fiscal year-to-date period (October 1, 2025 to December 31, 2025) are as follows:

Security Name	Shares at 12/31/2025	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust Dow Jones Internet Index Fund	71,380	$11,741,527	$8,906,697	$(980,515)	$(833,808)	$380,167	$19,214,068	$—
First Trust Enhanced Short Maturity ETF	127,136	58,236,714	250,800	(50,915,690)	(51,709)	99,145	7,619,260	399,014
First Trust Financials AlphaDEX® Fund	325,993	10,873,656	9,619,140	(975,951)	52,882	103,951	19,673,678	77,210
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	10,780,632	2,584,103	(13,852,348)	(1,324,441)	1,812,054	—	28,244
First Trust Indxx Aerospace & Defense ETF	477,931	—	20,475,316	(416,408)	391,905	(145)	20,450,668	—
First Trust Nasdaq Semiconductor ETF	146,040	—	18,591,274	(614,266)	904,560	35,680	18,917,248	12,342
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	9,857,862	20,301	(9,742,129)	(437,554)	301,520	—	—
First Trust Utilities AlphaDEX® Fund	434,318	10,088,536	10,550,671	(949,485)	(236,096)	95,027	19,548,653	93,166
		$111,578,927	$70,998,302	$(78,446,792)	$(1,534,261)	$2,827,399	$105,423,575	$609,976

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
44,065	Curtiss-Wright Corp.	$24,291,713
336,119	Woodward, Inc.	101,615,496
		125,907,209
	Automobile Components — 0.7%
382,821	Lear Corp.	43,871,287
198,021	Visteon Corp.	18,831,797
		62,703,084
	Banks — 15.8%
1,647,210	Bank OZK	75,804,604
200,434	BOK Financial Corp.	23,743,412
1,726,512	Cadence Bank	73,963,774
1,360,942	Commerce Bancshares, Inc.	71,231,704
608,785	Cullen/Frost Bankers, Inc.	77,090,444
789,917	East West Bancorp, Inc.	88,778,772
1,380,222	Enterprise Financial Services Corp.	74,531,988
470,447	Fifth Third Bancorp	22,021,624
3,852,557	First BanCorp	79,863,507
10,883	First Citizens BancShares, Inc., Class A	23,356,877
507,445	First Merchants Corp.	19,019,039
3,295,206	Fulton Financial Corp.	63,696,332
660,876	Hancock Whitney Corp.	42,084,584
2,705,856	Home BancShares, Inc.	75,168,680
2,302,432	Huntington Bancshares, Inc.	39,947,195
307,703	Independent Bank Corp.	22,486,935
1,172,561	International Bancshares Corp.	77,904,953
107,491	M&T Bank Corp.	21,657,287
304,310	Nicolet Bankshares, Inc.	36,912,803
1,868,578	OFG Bancorp	76,574,326
439,727	Pinnacle Financial Partners, Inc.	41,954,353
297,562	Prosperity Bancshares, Inc.	20,564,510
803,382	Regions Financial Corp.	21,771,652
493,269	ServisFirst Bancshares, Inc.	35,411,781
828,770	SouthState Bank Corp.	77,995,545
703,374	UMB Financial Corp.	80,916,145
608,947	Wintrust Financial Corp.	85,142,969
747,292	Zions Bancorp N.A.	43,746,474
		1,493,342,269
	Beverages — 1.0%
597,120	Coca-Cola Consolidated, Inc.	91,538,496
	Broadline Retail — 0.3%
46,202	Dillard’s, Inc., Class A	28,014,121
	Building Products — 4.5%
1,170,141	A.O. Smith Corp.	78,259,030
614,027	Advanced Drainage Systems, Inc.	88,929,530
124,078	Allegion PLC	19,755,699
Shares	Description	Value

	Building Products (Continued)
117,052	Carlisle Cos., Inc.	$37,440,253
120,617	CSW Industrials, Inc.	35,404,708
29,913	Lennox International, Inc.	14,525,155
463,305	Simpson Manufacturing Co., Inc.	74,809,858
1,166,100	Tecnoglass, Inc.	58,678,152
428,640	Zurn Elkay Water Solutions Corp.	19,927,474
		427,729,859
	Capital Markets — 4.2%
336,376	Cboe Global Markets, Inc.	84,430,376
396,770	Federated Hermes, Inc.	20,659,814
1,365,822	Interactive Brokers Group, Inc., Class A	87,836,013
656,581	Northern Trust Corp.	89,682,399
116,257	Raymond James Financial, Inc.	18,669,711
938,084	SEI Investments Co.	76,941,650
199,696	T. Rowe Price Group, Inc.	20,444,876
		398,664,839
	Chemicals — 1.2%
260,874	Balchem Corp.	40,007,637
221,921	CF Industries Holdings, Inc.	17,163,370
1,704,295	Element Solutions, Inc.	42,590,332
261,565	Minerals Technologies, Inc.	15,942,387
		115,703,726
	Commercial Services & Supplies — 3.7%
1,050,505	Brady Corp., Class A	82,328,077
791,865	Brink’s (The) Co.	92,434,401
352,703	MSA Safety, Inc.	56,481,858
420,992	UniFirst Corp.	81,209,357
400,401	Veralto Corp.	39,952,012
		352,405,705
	Construction & Engineering — 4.1%
718,923	AECOM	68,534,930
139,933	Comfort Systems USA, Inc.	130,598,070
151,308	EMCOR Group, Inc.	92,568,721
601,711	Primoris Services Corp.	74,696,403
49,509	Valmont Industries, Inc.	19,918,461
		386,316,585
	Construction Materials — 0.2%
184,117	United States Lime & Minerals, Inc.	22,046,170
	Consumer Finance — 0.9%
584,611	SLM Corp.	15,819,574
836,582	Synchrony Financial	69,796,036
		85,615,610

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.0%
738,903	PriceSmart, Inc.	$90,641,231
	Containers & Packaging — 0.2%
84,375	Packaging Corp. of America	17,400,656
	Diversified Consumer Services — 2.7%
75,974	Graham Holdings Co., Class B	83,465,036
750,743	H&R Block, Inc.	32,717,380
2,877,092	OneSpaWorld Holdings Ltd.	59,670,888
2,633,053	Perdoceo Education Corp.	77,227,445
		253,080,749
	Electric Utilities — 0.6%
721,553	Otter Tail Corp.	58,308,698
	Electrical Equipment — 2.8%
193,148	Acuity, Inc.	69,541,006
751,558	EnerSys	110,291,136
47,400	Hubbell, Inc.	21,050,814
190,755	Powell Industries, Inc.	60,808,879
		261,691,835
	Electronic Equipment, Instruments & Components — 1.1%
114,513	Badger Meter, Inc.	19,972,212
968,134	Benchmark Electronics, Inc.	41,397,410
228,186	ePlus, Inc.	20,011,912
553,714	Napco Security Technologies, Inc.	23,089,874
		104,471,408
	Energy Equipment & Services — 2.9%
1,782,392	Cactus, Inc., Class A	81,419,667
5,698,516	NOV, Inc.	89,067,805
1,328,527	Weatherford International PLC	103,970,523
		274,457,995
	Financial Services — 2.6%
1,094,167	Enact Holdings, Inc.	43,372,780
326,786	Equitable Holdings, Inc.	15,571,353
312,040	Essent Group Ltd.	20,285,721
246,236	Jack Henry & Associates, Inc.	44,933,145
2,924,314	MGIC Investment Corp.	85,448,455
1,100,488	Radian Group, Inc.	39,606,563
		249,218,017
	Food Products — 2.2%
823,774	Cal-Maine Foods, Inc.	65,547,697
626,460	Ingredion, Inc.	69,073,480
444,962	Marzetti (The) Company	73,160,652
		207,781,829
Shares	Description	Value

	Health Care Equipment & Supplies — 0.8%
893,390	LeMaitre Vascular, Inc.	$72,453,929
	Health Care Providers & Services — 1.7%
138,860	Cardinal Health, Inc.	28,535,730
155,398	Chemed Corp.	66,488,588
139,213	Ensign Group (The), Inc.	24,250,905
335,680	National HealthCare Corp.	46,018,371
		165,293,594
	Hotels, Restaurants & Leisure — 0.6%
79,959	Expedia Group, Inc.	22,653,184
97,674	Texas Roadhouse, Inc.	16,213,884
76,571	Wingstop, Inc.	18,261,418
		57,128,486
	Household Durables — 3.0%
380,318	Installed Building Products, Inc.	98,650,686
294,760	KB Home	16,627,411
849,194	La-Z-Boy, Inc.	31,649,460
248,097	Meritage Homes Corp.	16,324,783
513,385	PulteGroup, Inc.	60,199,525
458,849	Toll Brothers, Inc.	62,045,562
		285,497,427
	Household Products — 0.7%
232,179	Spectrum Brands Holdings, Inc.	13,717,135
279,630	WD-40 Co.	55,059,147
		68,776,282
	Insurance — 9.1%
367,042	Assurant, Inc.	88,402,066
911,827	Assured Guaranty Ltd.	81,945,892
367,892	Axis Capital Holdings Ltd.	39,397,554
259,156	Cincinnati Financial Corp.	42,325,358
437,333	CNA Financial Corp.	20,878,277
431,270	CNO Financial Group, Inc.	18,316,037
310,918	First American Financial Corp.	19,102,802
444,610	Hanover Insurance Group (The), Inc.	81,261,370
1,522,827	Lincoln National Corp.	67,811,486
970,618	Old Republic International Corp.	44,299,006
289,623	Primerica, Inc.	74,826,998
201,934	Principal Financial Group, Inc.	17,812,598
397,630	Reinsurance Group of America, Inc.	80,901,800
529,573	Selective Insurance Group, Inc.	44,309,373
751,679	Unum Group	58,255,123
1,095,469	W.R. Berkley Corp.	76,814,286
		856,660,026
	Interactive Media & Services — 0.2%
613,800	Match Group, Inc.	19,819,602

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.4%
158,208	VeriSign, Inc.	$38,436,634
	Machinery — 10.6%
425,436	Alamo Group, Inc.	71,417,941
831,428	Allison Transmission Holdings, Inc.	81,396,801
1,854,361	Atmus Filtration Technologies, Inc.	96,259,880
532,338	Donaldson Co., Inc.	47,197,087
200,815	Dover Corp.	39,207,121
153,864	Esab Corp.	17,189,686
221,215	Federal Signal Corp.	24,021,737
286,557	Flowserve Corp.	19,881,325
440,217	Fortive Corp.	24,304,381
610,353	Franklin Electric Co., Inc.	58,307,022
924,772	Graco, Inc.	75,803,561
197,130	IDEX Corp.	35,077,312
487,789	ITT, Inc.	84,636,269
184,735	Lincoln Electric Holdings, Inc.	44,269,895
872,969	Mueller Industries, Inc.	100,216,841
843,482	Mueller Water Products, Inc., Class A	20,091,741
236,608	Snap-on, Inc.	81,535,117
312,147	Watts Water Technologies, Inc., Class A	86,158,815
		1,006,972,532
	Media — 2.0%
1,321,653	Fox Corp., Class A	96,573,185
1,374,258	New York Times (The) Co., Class A	95,400,990
		191,974,175
	Metals & Mining — 1.4%
2,475,776	Hecla Mining Co.	47,510,141
228,550	Royal Gold, Inc.	50,804,380
373,501	Warrior Met Coal, Inc.	32,931,583
		131,246,104
	Oil, Gas & Consumable Fuels — 0.6%
273,069	Core Natural Resources, Inc.	24,169,337
108,740	Texas Pacific Land Corp.	31,232,303
		55,401,640
	Personal Care Products — 0.6%
703,225	Interparfums, Inc.	59,654,577
	Professional Services — 4.1%
608,004	CSG Systems International, Inc.	46,627,827
825,846	Exponent, Inc.	57,363,263
1,706,150	Genpact Ltd.	79,813,697
434,265	Jacobs Solutions, Inc.	57,522,742
Shares	Description	Value

	Professional Services (Continued)
374,581	Paycom Software, Inc.	$59,693,228
1,160,397	UL Solutions, Inc., Class A	91,508,907
		392,529,664
	Semiconductors & Semiconductor Equipment — 0.7%
572,993	Universal Display Corp.	66,914,122
	Software — 3.2%
2,679,120	Clear Secure, Inc., Class A	93,983,530
1,072,206	Dolby Laboratories, Inc., Class A	68,857,069
305,958	InterDigital, Inc.	97,410,908
761,952	Pegasystems, Inc.	45,503,773
		305,755,280
	Specialty Retail — 2.2%
284,384	Dick’s Sporting Goods, Inc.	56,299,500
755,298	Gap (The), Inc.	19,335,629
434,929	Williams-Sonoma, Inc.	77,673,970
139,708	Winmark Corp.	56,573,358
		209,882,457
	Technology Hardware, Storage & Peripherals — 0.6%
560,902	NetApp, Inc.	60,066,995
	Textiles, Apparel & Luxury Goods — 1.9%
552,310	Kontoor Brands, Inc.	33,740,618
261,296	Ralph Lauren Corp.	92,396,878
548,336	Steven Madden Ltd.	22,832,711
240,923	Tapestry, Inc.	30,782,732
		179,752,939
	Tobacco — 0.5%
415,875	Turning Point Brands, Inc.	45,080,850
	Trading Companies & Distributors — 0.9%
314,235	Applied Industrial Technologies, Inc.	80,686,121
	Total Common Stocks	9,457,023,527
	(Cost $8,432,806,335)

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
7,249,590	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$7,249,590
	(Cost $7,249,590)

	Total Investments — 99.9%	9,464,273,117
	(Cost $8,440,055,925)
	Net Other Assets and Liabilities — 0.1%	5,252,079
	Net Assets — 100.0%	$9,469,525,196

(a)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,457,023,527	$9,457,023,527	$—	$—
Money Market Funds	7,249,590	7,249,590	—	—
Total Investments	$9,464,273,117	$9,464,273,117	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 2.2%
3,988	Airbus SE (EUR)	$929,840
4,125	Boeing (The) Co. (b)	895,620
1,928	Lockheed Martin Corp.	932,516
		2,757,976
	Automobile Components — 0.7%
62,400	Denso Corp. (JPY)	859,673
	Automobiles — 3.3%
9,173	Bayerische Motoren Werke AG (EUR)	1,004,058
77,156	Ford Motor Co.	1,012,287
14,861	Mercedes-Benz Group AG (EUR)	1,049,100
2,460	Tesla, Inc. (b)	1,106,311
		4,171,756
	Banks — 24.4%
41,558	ANZ Group Holdings Ltd. (AUD)	1,007,847
73,795	Axis Bank Ltd. (INR)	1,042,234
47,727	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,124,578
90,582	Banco Santander S.A. (EUR)	1,071,970
17,879	Bank of America Corp.	983,345
1,584,224	Bank of China Ltd., Class H (HKD)	907,865
1,021,534	Bank of Communications Co., Ltd., Class H (HKD)	846,608
176,318	Barclays PLC (GBP)	1,131,176
9,743	BNP Paribas S.A. (EUR)	925,042
182,872	BOC Hong Kong Holdings Ltd. (HKD)	926,261
1,716,786	China CITIC Bank Corp., Ltd., Class H (HKD)	1,530,895
145,290	China Merchants Bank Co., Ltd., Class H (HKD)	985,688
9,182	Citigroup, Inc.	1,071,448
22,110	DBS Group Holdings Ltd. (SGD)	969,441
202,721	First Abu Dhabi Bank PJSC (AED)	962,618
25,639	HDFC Bank Ltd., ADR	936,849
66,141	HSBC Holdings PLC (GBP)	1,046,495
50,440	ICICI Bank Ltd., ADR	1,503,112
2,093,836	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,692,244
36,121	ING Groep N.V., ADR	1,011,388
2,969	JPMorgan Chase & Co.	956,671
40,694	Kotak Mahindra Bank Ltd. (INR)	996,575
201,186	Lloyds Banking Group PLC, ADR	1,066,286
Shares	Description	Value

	Banks (Continued)
100,910	Nordea Bank Abp (EUR)	$1,907,509
1,220,642	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	834,391
6,254	Royal Bank of Canada (CAD)	1,066,171
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f) (g)	0
11,167	Wells Fargo & Co.	1,040,764
35,962	Westpac Banking Corp. (AUD)	926,373
		30,471,844
	Broadline Retail — 3.6%
10,377	Alibaba Group Holding Ltd., ADR	1,521,061
7,015	Amazon.com, Inc. (b)	1,619,202
46,891	JD.com, Inc., ADR	1,345,772
		4,486,035
	Capital Markets — 6.0%
8,592	Bank of New York Mellon (The) Corp.	997,445
3,458	CME Group, Inc.	944,311
3,216	Deutsche Boerse AG (EUR)	845,460
1,156	Goldman Sachs Group (The), Inc.	1,016,124
7,659	London Stock Exchange Group PLC (GBP)	924,197
672	Partners Group Holding AG (CHF)	833,446
1,647	S&P Global, Inc.	860,706
22,338	UBS Group AG (CHF)	1,042,308
		7,463,997
	Chemicals — 0.1%
1,873	Solstice Advanced Materials, Inc. (b)	90,990
	Communications Equipment — 1.9%
13,404	Cisco Systems, Inc.	1,032,510
196,396	Nokia Oyj, ADR	1,270,682
		2,303,192
	Consumer Finance — 0.8%
2,755	American Express Co.	1,019,212
	Consumer Staples Distribution & Retail — 1.5%
13,496	Kroger (The) Co.	843,230
8,839	Walmart, Inc.	984,753
		1,827,983
	Diversified Telecommunication Services — 5.6%
54,699	AT&T, Inc.	1,358,723
45,892	Deutsche Telekom AG (EUR)	1,491,765
340,510	Emirates Telecommunications Group Co. PJSC (AED)	1,700,348

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Diversified Telecommunication Services (Continued)
2,189	Swisscom AG (CHF)	$1,590,417
20,556	Verizon Communications, Inc.	837,246
		6,978,499
	Electric Utilities — 1.6%
49,356	Iberdrola S.A. (EUR)	1,071,027
12,631	Verbund AG (EUR)	920,324
		1,991,351
	Financial Services — 3.1%
2,740	Mastercard, Inc., Class A	1,564,211
23,979	PayPal Holdings, Inc.	1,399,894
2,642	Visa, Inc., Class A	926,576
		3,890,681
	Household Durables — 0.6%
31,084	Sony Group Corp., ADR	795,750
	Industrial Conglomerates — 1.9%
7,492	Honeywell International, Inc.	1,461,614
3,378	Siemens AG (EUR)	949,383
		2,410,997
	Insurance — 4.7%
93,874	AIA Group Ltd. (HKD)	963,744
2,195	Allianz SE (EUR)	1,007,319
11,526	American International Group, Inc.	986,049
19,221	AXA S.A. (EUR)	925,225
11,294	MetLife, Inc.	891,548
125,189	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,047,974
		5,821,859
	Interactive Media & Services — 2.2%
14,426	Baidu, Inc., ADR (b)	1,884,901
11,243	Tencent Holdings Ltd. (HKD)	865,324
		2,750,225
	IT Services — 9.9%
6,607	Accenture PLC, Class A	1,772,658
11,292	Capgemini SE (EUR)	1,887,706
22,864	Cognizant Technology Solutions Corp., Class A	1,897,712
94,497	Infosys Ltd., ADR (h)	1,683,937
6,276	International Business Machines Corp.	1,859,014
45,668	Tata Consultancy Services Ltd. (INR)	1,629,080
578,160	Wipro Ltd., ADR (h)	1,641,974
		12,372,081
Shares	Description	Value

	Marine Transportation — 0.8%
435	A.P. Moller - Maersk A/S, Class B (DKK)	$1,002,006
	Metals & Mining — 1.8%
33,891	BHP Group Ltd. (AUD)	1,028,858
14,508	Rio Tinto PLC, ADR	1,161,075
		2,189,933
	Multi-Utilities — 1.6%
76,031	Engie S.A. (EUR)	2,002,368
	Oil, Gas & Consumable Fuels — 0.7%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f) (g)	0
12,599	Shell PLC, ADR	925,775
		925,775
	Pharmaceuticals — 1.1%
10,710	Zoetis, Inc.	1,347,532
	Semiconductors & Semiconductor Equipment — 10.6%
10,362	Advanced Micro Devices, Inc. (b)	2,219,126
43,089	Infineon Technologies AG (EUR)	1,910,577
65,545	Intel Corp. (b)	2,418,610
10,713	Micron Technology, Inc.	3,057,597
9,105	NVIDIA Corp.	1,698,083
6,230	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,893,235
		13,197,228
	Software — 5.4%
3,220	Microsoft Corp.	1,557,257
5,240	Oracle Corp.	1,021,328
6,550	Salesforce, Inc.	1,735,161
6,257	SAP SE (EUR)	1,532,043
4,003	Workday, Inc., Class A (b)	859,764
		6,705,553
	Specialty Retail — 0.6%
2,143	Home Depot (The), Inc.	737,406
	Technology Hardware, Storage & Peripherals — 2.0%
30,588	Samsung Electronics Co., Ltd. (KRW)	2,545,904
	Wireless Telecommunication Services — 1.1%
1,035,900	SoftBank Corp. (JPY)	1,420,527
	Total Common Stocks	124,538,333
	(Cost $96,946,691)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$3,030,585	Bank of America Corp., 3.82% (i), dated 12/31/25, due 01/02/26, with a maturity value of $3,031,228. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $3,091,198. (j)	$3,030,585
	(Cost $3,030,585)

	Total Investments — 102.2%	127,568,918
	(Cost $99,977,276)
	Net Other Assets and Liabilities — (2.2)%	(2,710,662)
	Net Assets — 100.0%	$124,858,256

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,912,542 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,030,585.

(i)	Rate shown reflects yield as of December 31, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	40.3%
Germany	7.8
India	7.6
China	6.3
United Kingdom	5.0
France	4.6
Cayman Islands	4.5
Switzerland	2.8
Spain	2.6
Finland	2.5
Japan	2.5
Australia	2.4
United Arab Emirates	2.1
South Korea	2.0
Netherlands	1.6
Taiwan	1.5
Hong Kong	1.5
Ireland	1.4
Canada	0.9
Denmark	0.8
Singapore	0.8
Austria	0.7
Russia	0.0††
Total Investments	102.2
Net Other Assets and Liabilities	(2.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	55.4%
EUR	17.7
HKD	8.3
INR	2.9
CHF	2.7
GBP	2.4
AUD	2.3
AED	2.1
KRW	2.0
JPY	1.8
CAD	0.8
DKK	0.8
SGD	0.8
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$30,471,844	$30,471,844	$—	$— **
Oil, Gas & Consumable Fuels	925,775	925,775	—	— **
Other Industry Categories*	93,140,714	93,140,714	—	—
Repurchase Agreements	3,030,585	—	3,030,585	—
Total Investments	$127,568,918	$124,538,333	$3,030,585	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 3.8%
37,538	AeroVironment, Inc. (b)	$9,080,067
35,395	Kratos Defense & Security Solutions, Inc. (b)	2,686,834
4,706	Northrop Grumman Corp.	2,683,408
1,905,947	QinetiQ Group PLC (GBP)	11,345,198
		25,795,507
	Air Freight & Logistics — 0.4%
53,084	GXO Logistics, Inc. (b)	2,794,342
	Automobile Components — 4.7%
34,732	Aptiv PLC (b)	2,642,758
204,100	Denso Corp. (JPY)	2,811,847
459,502	Gentex Corp.	10,692,611
55,149	Magna International, Inc.	2,939,442
887,516	Mobileye Global, Inc., Class A (b)	9,265,667
213,120	Valeo SE (EUR)	2,914,083
		31,266,408
	Automobiles — 0.9%
15,147	Hyundai Motor Co. (KRW)	3,117,619
6,261	Tesla, Inc. (b)	2,815,697
		5,933,316
	Biotechnology — 1.4%
2,265,750	Recursion Pharmaceuticals, Inc., Class A (b) (c)	9,266,918
	Broadline Retail — 1.5%
17,123	Alibaba Group Holding Ltd., ADR	2,509,889
20,349	Amazon.com, Inc. (b)	4,696,956
90,295	JD.com, Inc., ADR	2,591,467
		9,798,312
	Communications Equipment — 2.0%
20,612	Arista Networks, Inc. (b)	2,700,791
136,345	Cisco Systems, Inc.	10,502,655
		13,203,446
	Consumer Finance — 1.5%
233,328	Upstart Holdings, Inc. (b)	10,203,433
	Consumer Staples Distribution & Retail — 2.0%
4,294,712	Ocado Group PLC (GBP) (b)	13,662,125
	Electrical Equipment — 3.8%
66,018	ABB Ltd. (CHF)	4,935,723
20,194	Emerson Electric Co.	2,680,148
99,600	Mitsubishi Electric Corp. (JPY)	2,915,386
376,200	NIDEC CORP. (JPY)	5,120,393
Shares	Description	Value

	Electrical Equipment (Continued)
11,988	Rockwell Automation, Inc.	$4,664,171
17,701	Schneider Electric SE (EUR)	4,886,434
		25,202,255
	Electronic Equipment, Instruments & Components — 5.8%
124,559	Cognex Corp.	4,481,633
159,810	Delta Electronics, Inc. (TWD)	4,897,982
896,222	Hexagon AB, Class B (SEK)	10,659,459
14,000	Keyence Corp. (JPY)	5,065,884
185,200	Omron Corp. (JPY)	4,682,022
148,400	Yokogawa Electric Corp. (JPY)	4,752,135
18,775	Zebra Technologies Corp., Class A (b)	4,558,945
		39,098,060
	Energy Equipment & Services — 1.5%
429,936	Oceaneering International, Inc. (b)	10,331,362
	Health Care Equipment & Supplies — 2.8%
18,293	Intuitive Surgical, Inc. (b)	10,360,424
25,572	Medtronic PLC	2,456,446
73,775	Omnicell, Inc. (b)	3,342,008
7,256	Stryker Corp.	2,550,266
		18,709,144
	Hotels, Restaurants & Leisure — 1.6%
1,022,459	Serve Robotics, Inc. (b) (c)	10,613,124
	Household Durables — 0.3%
92,000	Sony Group Corp. (JPY)	2,363,432
	Industrial Conglomerates — 1.7%
39,593	Siemens AG (EUR)	11,127,563
	Interactive Media & Services — 4.0%
14,822	Alphabet, Inc., Class A	4,639,286
23,043	Baidu, Inc., ADR (b)	3,010,799
67,483	Kakao Corp. (KRW)	2,815,403
16,191	Meta Platforms, Inc., Class A	10,687,517
16,235	NAVER Corp. (KRW)	2,732,975
34,339	Tencent Holdings Ltd. (HKD)	2,642,921
		26,528,901
	IT Services — 6.0%
30,088	Akamai Technologies, Inc. (b)	2,625,178
1,654,642	BigBear.ai Holdings, Inc. (b) (c)	8,935,067
52,397	Cloudflare, Inc., Class A (b)	10,330,068
64,903	CoreWeave, Inc., Class A (b)	4,647,704

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services (Continued)
33,995	International Business Machines Corp.	$10,069,659
8,103	MongoDB, Inc. (b)	3,400,748
		40,008,424
	Life Sciences Tools & Services — 3.4%
79,805	Illumina, Inc. (b)	10,467,224
27,532	Tecan Group AG (CHF)	4,466,433
134,614	Tempus AI, Inc. (b)	7,948,957
		22,882,614
	Machinery — 8.3%
184,128	ATS Corp. (CAD) (b)	5,072,223
149,900	Daifuku Co., Ltd. (JPY) (c)	4,715,955
5,798	Deere & Co.	2,699,375
325,800	FANUC Corp. (JPY)	12,654,285
33,769	JBT Marel Corp.	5,087,975
42,600	Kawasaki Heavy Industries Ltd. (JPY)	2,822,957
93,383	Proto Labs, Inc. (b)	4,724,246
125,230	Symbotic, Inc. (b)	7,451,185
145,470	Valmet Oyj (EUR)	4,843,188
183,300	Yaskawa Electric Corp. (JPY)	5,565,467
		55,636,856
	Pharmaceuticals — 0.4%
13,016	Johnson & Johnson	2,693,661
	Professional Services — 0.6%
82,576	Innodata, Inc. (b) (c)	4,207,247
	Semiconductors & Semiconductor Equipment — 10.1%
21,816	Advanced Micro Devices, Inc. (b)	4,672,115
63,975	Ambarella, Inc. (b)	4,531,989
30,117	Astera Labs, Inc. (b)	5,010,264
11,776	Broadcom, Inc.	4,075,674
66,407	Intel Corp. (b)	2,450,418
4,038	KLA Corp.	4,906,493
20,067	Micron Technology, Inc.	5,727,322
26,813	NVIDIA Corp.	5,000,624
24,344	NXP Semiconductors N.V.	5,284,109
28,233	QUALCOMM, Inc.	4,829,255
399,900	Renesas Electronics Corp. (JPY) (b) (c)	5,463,394
13,067	SK hynix, Inc. (KRW)	5,905,117
16,280	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,947,329
26,091	Teradyne, Inc.	5,050,174
		67,854,277
Shares	Description	Value

	Software — 29.6%
8,413	Adobe, Inc. (b)	$2,944,466
259,665	Appian Corp., Class A (b)	9,197,334
8,879	Autodesk, Inc. (b)	2,628,273
47,261	BlackLine, Inc. (b)	2,613,061
725,981	C3.ai, Inc., Class A (b) (c)	9,786,224
33,640	Cadence Design Systems, Inc. (b)	10,515,191
1,408,111	CCC Intelligent Solutions Holdings, Inc. (b)	11,194,482
374,915	Dassault Systemes SE (EUR)	10,503,894
235,423	Dynatrace, Inc. (b)	10,203,233
38,188	Elastic N.V. (b)	2,880,903
9,645	Microsoft Corp.	4,664,515
98,901	Nice Ltd., ADR (b)	11,179,769
62,275	Palantir Technologies, Inc., Class A (b)	11,069,381
55,175	Palo Alto Networks, Inc. (b)	10,163,235
191,537	Pegasystems, Inc.	11,438,590
15,353	PTC, Inc. (b)	2,674,646
45,504	Salesforce, Inc.	12,054,464
647,158	SentinelOne, Inc., Class A (b)	9,707,370
64,563	ServiceNow, Inc. (b)	9,890,406
870,574	SoundHound AI, Inc., Class A (b) (c)	8,679,623
25,096	Synopsys, Inc. (b)	11,788,093
756,884	UiPath, Inc., Class A (b)	12,405,329
48,653	Workday, Inc., Class A (b)	10,449,691
		198,632,173
	Technology Hardware, Storage & Peripherals — 1.3%
9,658	Apple, Inc.	2,625,624
39,414	Samsung Electronics Co., Ltd. (KRW)	3,280,510
216,000	Seiko Epson Corp. (JPY)	2,734,474
		8,640,608
	Wireless Telecommunication Services — 0.4%
100,000	SoftBank Group Corp. (JPY)	2,808,989
	Total Common Stocks	669,262,497
	(Cost $611,099,502)
MONEY MARKET FUNDS — 0.2%
1,603,048	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (d)	1,603,048
	(Cost $1,603,048)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.0%
$40,163,039	JPMorgan Chase & Co., 3.82% (d), dated 12/31/25, due 01/02/26, with a maturity value of $40,171,562. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 4.63%, due 08/15/31 to 11/15/49. The value of the collateral including accrued interest is $40,966,301. (e)	$40,163,039
	(Cost $40,163,039)

	Total Investments — 106.0%	711,028,584
	(Cost $652,865,589)
	Net Other Assets and Liabilities — (6.0)%	(40,095,046)
	Net Assets — 100.0%	$670,933,538

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $38,564,472 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $40,163,039.

(d)	Rate shown reflects yield as of December 31, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	73.3%
Japan	9.6
United Kingdom	3.7
France	2.7
South Korea	2.7
Cayman Islands	2.3
Israel	1.7
Germany	1.6
Sweden	1.6
Taiwan	1.5
Switzerland	1.4
Netherlands	1.2
Canada	1.2
Finland	0.7
Jersey	0.4
Ireland	0.4
Total Investments	106.0
Net Other Assets and Liabilities	(6.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	75.5%
JPY	9.1
EUR	4.8
GBP	3.5
KRW	2.5
SEK	1.5
CHF	1.3
CAD	0.7
TWD	0.7
HKD	0.4
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$669,262,497	$669,262,497	$—	$—
Money Market Funds	1,603,048	1,603,048	—	—
Repurchase Agreements	40,163,039	—	40,163,039	—
Total Investments	$711,028,584	$670,865,545	$40,163,039	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.4%
2,674	HEICO Corp.	$865,279
12,612	RTX Corp.	2,313,041
4,012	Woodward, Inc.	1,212,908
		4,391,228
	Banks — 6.0%
5,695	JPMorgan Chase & Co.	1,835,043
8,390	Popular, Inc.	1,044,723
21,350	Truist Financial Corp.	1,050,633
9,741	Wells Fargo & Co.	907,861
		4,838,260
	Building Products — 6.3%
12,341	Allegion PLC	1,964,934
10,980	Armstrong World Industries, Inc.	2,098,278
8,443	Johnson Controls International PLC	1,011,049
		5,074,261
	Capital Markets — 13.0%
21,384	Bank of New York Mellon (The) Corp.	2,482,469
1,561	Blackrock, Inc.	1,670,801
9,996	Cboe Global Markets, Inc.	2,508,996
15,497	Charles Schwab (The) Corp.	1,548,305
6,120	Houlihan Lokey, Inc.	1,066,043
7,663	Raymond James Financial, Inc.	1,230,601
		10,507,215
	Construction & Engineering — 3.5%
17,836	AECOM	1,700,306
28,747	API Group Corp. (a)	1,099,860
		2,800,166
	Construction Materials — 2.6%
7,277	Vulcan Materials Co.	2,075,546
	Consumer Finance — 1.2%
2,523	American Express Co.	933,384
	Consumer Staples Distribution & Retail — 9.8%
2,448	Casey’s General Stores, Inc.	1,353,034
19,529	Performance Food Group Co. (a)	1,756,048
30,626	US Foods Holding Corp. (a)	2,306,750
22,113	Walmart, Inc.	2,463,610
		7,879,442
	Electric Utilities — 1.9%
16,316	Entergy Corp.	1,508,088
	Electrical Equipment — 1.1%
2,505	Acuity, Inc.	901,900
Shares	Description	Value

	Entertainment — 3.2%
15,808	Liberty Media Corp.-Liberty Formula One, Class C (a)	$1,557,246
7,416	Live Nation Entertainment, Inc. (a)	1,056,780
		2,614,026
	Financial Services — 6.0%
4,190	Mastercard, Inc., Class A	2,391,987
6,853	Visa, Inc., Class A	2,403,416
		4,795,403
	Health Care Equipment & Supplies — 1.5%
4,964	ResMed, Inc.	1,195,679
	Health Care Providers & Services — 2.0%
9,207	Ensign Group (The), Inc.	1,603,859
	Health Care REITs — 3.2%
14,054	Welltower, Inc.	2,608,563
	Hotels, Restaurants & Leisure — 4.9%
288	Booking Holdings, Inc.	1,542,335
8,413	Hilton Worldwide Holdings, Inc.	2,416,634
		3,958,969
	Insurance — 2.8%
7,836	Travelers (The) Cos., Inc.	2,272,910
	Machinery — 7.8%
2,294	Caterpillar, Inc.	1,314,164
2,495	Cummins, Inc.	1,273,573
6,872	ITT, Inc.	1,192,361
1,030	Parker-Hannifin Corp.	905,329
3,515	RBC Bearings, Inc. (a)	1,576,231
		6,261,658
	Oil, Gas & Consumable Fuels — 8.1%
111,147	Antero Midstream Corp.	1,977,305
3,436	Cheniere Energy, Inc.	667,924
75,956	Kinder Morgan, Inc.	2,088,030
29,598	Williams (The) Cos., Inc.	1,779,136
		6,512,395
	Professional Services — 1.0%
4,523	Leidos Holdings, Inc.	815,949
	Real Estate Management & Development — 1.2%
6,150	CBRE Group, Inc., Class A (a)	988,859
	Retail REITs — 2.6%
11,456	Simon Property Group, Inc.	2,120,620
	Software — 2.5%
4,227	Microsoft Corp.	2,044,262

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.3%
45,440	Fastenal Co.	$1,823,507
	Total Common Stocks	80,526,149
	(Cost $77,990,705)
MONEY MARKET FUNDS — 0.1%
57,532	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	57,532
	(Cost $57,532)

	Total Investments — 100.0%	80,583,681
	(Cost $78,048,237)
	Net Other Assets and Liabilities — (0.0)%	(25,870)
	Net Assets — 100.0%	$80,557,811

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$80,526,149	$80,526,149	$—	$—
Money Market Funds	57,532	57,532	—	—
Total Investments	$80,583,681	$80,583,681	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 2.6%
12,049	Aptiv PLC (a)	$916,808
	Banks — 15.3%
7,209	East West Bancorp, Inc.	810,220
1,838	JPMorgan Chase & Co.	592,240
43,584	Old National Bancorp	972,359
7,814	Popular, Inc.	972,999
21,816	Truist Financial Corp.	1,073,565
11,389	Wells Fargo & Co.	1,061,455
		5,482,838
	Capital Markets — 8.7%
6,651	Bank of New York Mellon (The) Corp.	772,115
743	Goldman Sachs Group (The), Inc.	653,097
15,386	Jefferies Financial Group, Inc.	953,470
4,467	Raymond James Financial, Inc.	717,356
		3,096,038
	Construction & Engineering — 3.4%
13,729	API Group Corp. (a)	525,272
618	EMCOR Group, Inc.	378,086
1,437	MasTec, Inc. (a)	312,361
		1,215,719
	Construction Materials — 1.4%
3,939	CRH PLC	491,587
	Consumer Finance — 6.5%
4,551	Capital One Financial Corp.	1,102,980
14,828	Synchrony Financial	1,237,100
		2,340,080
	Consumer Staples Distribution & Retail — 4.3%
8,294	Performance Food Group Co. (a)	745,797
10,551	US Foods Holding Corp. (a)	794,701
		1,540,498
	Electric Utilities — 2.8%
3,841	Entergy Corp.	355,024
4,043	NRG Energy, Inc.	643,807
		998,831
	Electrical Equipment — 2.7%
1,572	Acuity, Inc.	565,983
4,493	Nextpower, Inc., Class A (a)	391,385
		957,368
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.8%
3,006	Jabil, Inc.	$685,428
6,908	TD SYNNEX Corp.	1,037,789
		1,723,217
	Entertainment — 4.7%
58,188	Warner Bros. Discovery, Inc. (a)	1,676,978
	Health Care Providers & Services — 3.5%
1,777	Ensign Group (The), Inc.	309,554
4,788	Tenet Healthcare Corp. (a)	951,471
		1,261,025
	Hotels, Restaurants & Leisure — 4.6%
2,927	Expedia Group, Inc.	829,248
36,481	Norwegian Cruise Line Holdings Ltd. (a)	814,256
		1,643,504
	Household Durables — 5.0%
5,895	D.R. Horton, Inc.	849,057
7,887	PulteGroup, Inc.	924,830
		1,773,887
	Insurance — 2.8%
3,473	Travelers (The) Cos., Inc.	1,007,378
	Leisure Products — 1.6%
6,785	Hasbro, Inc.	556,370
	Machinery — 1.5%
1,021	Cummins, Inc.	521,170
	Metals & Mining — 1.7%
6,049	Newmont Corp.	603,993
	Oil, Gas & Consumable Fuels — 3.0%
21,076	Antero Midstream Corp.	374,942
1,403	Cheniere Energy, Inc.	272,729
15,327	Kinder Morgan, Inc.	421,340
		1,069,011
	Passenger Airlines — 7.2%
19,005	Delta Air Lines, Inc.	1,318,947
11,189	United Airlines Holdings, Inc. (a)	1,251,154
		2,570,101
	Professional Services — 1.7%
3,471	Leidos Holdings, Inc.	626,168
	Real Estate Management & Development — 4.4%
2,561	CBRE Group, Inc., Class A (a)	411,783
3,444	Jones Lang LaSalle, Inc. (a)	1,158,803
		1,570,586

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 1.6%
2,152	First Solar, Inc. (a)	$562,167
	Technology Hardware, Storage & Peripherals — 1.5%
3,217	NetApp, Inc.	344,508
6,506	Super Micro Computer, Inc. (a)	190,431
		534,939
	Textiles, Apparel & Luxury Goods — 0.9%
920	Ralph Lauren Corp.	325,321
	Trading Companies & Distributors — 1.8%
1,273	Applied Industrial Technologies, Inc.	326,868
1,467	Ferguson Enterprises, Inc.	326,598
		653,466
	Total Common Stocks	35,719,048
	(Cost $31,439,627)
MONEY MARKET FUNDS — 0.0%
15,556	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	15,556
	(Cost $15,556)

	Total Investments — 100.0%	35,734,604
	(Cost $31,455,183)
	Net Other Assets and Liabilities — (0.0)%	(9,387)
	Net Assets — 100.0%	$35,725,217

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$35,719,048	$35,719,048	$—	$—
Money Market Funds	15,556	15,556	—	—
Total Investments	$35,734,604	$35,734,604	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 1.9%
12,340	Safran S.A. (EUR)	$4,312,880
	Banks — 4.5%
29,406	Royal Bank of Canada (CAD)	5,013,085
54,086	Toronto-Dominion Bank (The) (CAD)	5,097,494
		10,110,579
	Beverages — 2.1%
89,758	Coca-Cola HBC AG (GBP)	4,648,392
	Broadline Retail — 3.8%
24,143	Next PLC (GBP)	4,451,942
686,700	Pan Pacific International Holdings Corp. (JPY)	4,087,145
		8,539,087
	Capital Markets — 7.3%
74,715	3i Group PLC (GBP)	3,286,223
16,481	Deutsche Boerse AG (EUR)	4,332,722
29,285	Euronext N.V. (EUR) (b) (c)	4,405,209
330,700	Singapore Exchange Ltd. (SGD)	4,363,367
		16,387,521
	Chemicals — 1.8%
19,359	Sika AG (CHF)	3,973,960
	Construction & Engineering — 2.0%
68,547	Ferrovial SE (EUR)	4,457,988
	Consumer Staples Distribution & Retail — 2.1%
101,500	Loblaw Cos., Ltd. (CAD)	4,588,594
	Diversified Telecommunication Services — 2.1%
1,315,700	Singapore Telecommunications Ltd. (SGD)	4,657,254
	Entertainment — 1.8%
155,235	Universal Music Group N.V. (EUR)	4,055,462
	Financial Services — 2.1%
183,775	Poste Italiane S.p.A. (EUR) (b) (c)	4,639,081
	Food Products — 1.8%
39,935	Nestle S.A. (CHF)	3,969,804
	Health Care Equipment & Supplies — 1.8%
15,584	Sonova Holding AG (CHF)	4,074,544
	Hotels, Restaurants & Leisure — 5.4%
54,565	Amadeus IT Group S.A. (EUR)	4,029,597
101,837	Aristocrat Leisure Ltd. (AUD)	3,953,977
125,811	Compass Group PLC (GBP)	4,009,021
		11,992,595
Shares	Description	Value

	Household Products — 2.0%
54,006	Reckitt Benckiser Group PLC (GBP)	$4,369,283
	Insurance — 16.6%
10,533	Allianz SE (EUR)	4,833,752
103,957	Great-West Lifeco, Inc. (CAD)	5,126,844
14,642	Hannover Rueck SE (EUR)	4,580,572
6,757	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	4,464,327
321,951	Prudential PLC (GBP)	4,966,813
380,591	Sampo Oyj, Class A (EUR)	4,620,299
23,340	Swiss Re AG (CHF)	3,914,555
6,102	Zurich Insurance Group AG (CHF)	4,636,010
		37,143,172
	IT Services — 3.9%
49,224	CGI, Inc. (CAD)	4,546,733
132,300	Obic Co., Ltd. (JPY)	4,157,180
		8,703,913
	Machinery — 6.1%
90,186	Alfa Laval AB (SEK)	4,561,953
65,443	Kone Oyj, Class B (EUR)	4,657,580
11,361	Schindler Holding AG (CHF)	4,291,392
		13,510,925
	Metals & Mining — 4.3%
151,165	BHP Group Ltd. (AUD)	4,589,042
63,205	Rio Tinto PLC (GBP)	5,106,700
		9,695,742
	Oil, Gas & Consumable Fuels — 2.0%
50,413	Imperial Oil Ltd. (CAD)	4,355,378
	Personal Care Products — 3.7%
9,379	L’Oreal S.A. (EUR)	4,040,734
64,128	Unilever PLC (GBP)	4,200,601
		8,241,335
	Pharmaceuticals — 8.5%
25,416	AstraZeneca PLC (GBP)	4,724,367
196,418	GSK PLC (GBP)	4,830,559
32,505	Novartis AG (CHF)	4,497,599
11,940	Roche Holding AG (CHF)	4,947,239
		18,999,764
	Professional Services — 3.9%
134,099	Bureau Veritas S.A. (EUR)	4,283,377
38,708	SGS S.A. (CHF)	4,440,107
		8,723,484
	Software — 1.8%
282,460	Sage Group (The) PLC (GBP)	4,123,420

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail — 2.3%
75,897	Industria de Diseno Textil S.A. (EUR)	$5,025,193
	Trading Companies & Distributors — 2.2%
385,000	ITOCHU Corp. (JPY)	4,854,284
	Transportation Infrastructure — 1.9%
154,191	Aena SME S.A. (EUR) (b) (c)	4,316,304
	Total Common Stocks	222,469,938
	(Cost $195,905,083)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 3/31/2040 (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
84,410	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (h)	84,410
	(Cost $84,410)

	Total Investments — 99.7%	222,554,348
	(Cost $195,989,493)
	Net Other Assets and Liabilities — 0.3%	676,121
	Net Assets — 100.0%	$223,230,469

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United Kingdom	19.7%
Switzerland	19.4
Canada	12.9
Germany	8.2
Spain	6.0
Japan	5.9
Netherlands	5.8
France	5.7
Finland	4.2
Singapore	4.0
Australia	3.8
Italy	2.1
Sweden	2.0
United States	0.0††
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	31.9%
GBP	21.9
CHF	17.4
CAD	12.9
JPY	5.9
SGD	4.1
AUD	3.8
SEK	2.1
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$222,469,938	$222,469,938	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	84,410	84,410	—	—
Total Investments	$222,554,348	$222,554,348	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.1%
204	Lockheed Martin Corp.	$98,669
	Beverages — 3.9%
1,361	Coca-Cola (The) Co.	95,147
638	PepsiCo, Inc.	91,566
		186,713
	Broadline Retail — 2.0%
412	Amazon.com, Inc. (a)	95,098
	Commercial Services & Supplies — 2.0%
2,438	Copart, Inc. (a)	95,448
	Communications Equipment — 1.9%
1,191	Cisco Systems, Inc.	91,743
	Consumer Staples Distribution & Retail — 2.0%
844	Walmart, Inc.	94,030
	Electronic Equipment, Instruments & Components — 2.0%
416	Jabil, Inc.	94,856
	Financial Services — 4.3%
177	Mastercard, Inc., Class A	101,046
293	Visa, Inc., Class A	102,758
		203,804
	Health Care Equipment & Supplies — 1.9%
136	IDEXX Laboratories, Inc. (a)	92,008
	Health Care Providers & Services — 4.0%
280	Cencora, Inc.	94,570
118	McKesson Corp.	96,794
		191,364
	Hotels, Restaurants & Leisure — 6.1%
308	McDonald’s Corp.	94,134
1,140	Starbucks Corp.	95,999
664	Yum! Brands, Inc.	100,450
		290,583
	Household Products — 6.1%
1,229	Colgate-Palmolive Co.	97,115
927	Kimberly-Clark Corp.	93,525
683	Procter & Gamble (The) Co.	97,881
		288,521
	Insurance — 2.1%
429	Progressive (The) Corp.	97,692
Shares	Description	Value

	Interactive Media & Services — 4.0%
298	Alphabet, Inc., Class C	$93,512
147	Meta Platforms, Inc., Class A	97,033
		190,545
	IT Services — 2.0%
394	VeriSign, Inc.	95,722
	Life Sciences Tools & Services — 2.0%
68	Mettler-Toledo International, Inc. (a)	94,805
	Oil, Gas & Consumable Fuels — 1.9%
321	Texas Pacific Land Corp.	92,197
	Pharmaceuticals — 4.3%
96	Eli Lilly & Co.	103,169
809	Zoetis, Inc.	101,789
		204,958
	Professional Services — 4.0%
368	Automatic Data Processing, Inc.	94,661
847	Paychex, Inc.	95,016
		189,677
	Semiconductors & Semiconductor Equipment — 11.7%
347	Applied Materials, Inc.	89,176
77	KLA Corp.	93,561
568	Lam Research Corp.	97,230
520	NVIDIA Corp.	96,980
524	QUALCOMM, Inc.	89,630
526	Texas Instruments, Inc.	91,256
		557,833
	Software — 9.8%
279	Adobe, Inc. (a)	97,647
55	Fair Isaac Corp. (a)	92,984
1,171	Fortinet, Inc. (a)	92,989
200	Microsoft Corp.	96,724
429	Oracle Corp.	83,617
		463,961
	Specialty Retail — 7.9%
28	AutoZone, Inc. (a)	94,962
272	Home Depot (The), Inc.	93,595
388	Lowe’s Cos., Inc.	93,570
1,021	O’Reilly Automotive, Inc. (a)	93,126
		375,253
	Technology Hardware, Storage & Peripherals — 3.7%
343	Apple, Inc.	93,248
3,749	HP, Inc.	83,528
		176,776

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 4.1%
1,453	NIKE, Inc., Class B	$92,571
812	Tapestry, Inc.	103,749
		196,320
	Tobacco — 4.1%
1,628	Altria Group, Inc.	93,871
638	Philip Morris International, Inc.	102,335
		196,206

	Total Investments — 99.9%	4,754,782
	(Cost $4,691,600)
	Net Other Assets and Liabilities — 0.1%	6,382
	Net Assets — 100.0%	$4,761,164

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,754,782	$4,754,782	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.